Expenses - Components of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Cost of sales	$ 2,678,081	$ 2,797,794
Selling and distribution	583,357	552,693
Administrative expenses	133,672	109,415
Total expenses by function	3,395,110	3,459,902
Cost of raw materials and purchased methanol	2,219,459	2,329,856
Ocean freight and other logistics	362,282	357,495
Employee expenses, including share-based compensation	251,149	243,542
Other expenses	176,517	137,179
Cost of sales and operating expenses	3,009,407	3,068,072
Depreciation and amortization	385,703	391,830
Total expenses by nature	$ 3,395,110	$ 3,459,902